Share Capital and Reserves (Details) - Schedule of outstanding stock options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of outstanding stock options [Abstract]
Number Outstanding, Beginning Balance	1,941,769	1,353,831
Weighted Average Exercise Price, Beginning Balance	$ 4.24	$ 3.7
Number of Outstanding, Granted	34,500	960,224
Weighted Average Excercise Price, Granted	$ 1.14	$ 4.87
Number of Outstanding, Exercised		(118,039)
Weighted Average Exercise Price, Exercised		$ 3.32
Number of Outstanding, Forfeited	(18,813)	(254,247)
Weighted Average Excercise Price, Forfeited	$ 5.37	$ 3.39
Number Outstanding, Ending Balance	1,957,456	1,941,769
Weighted Average Exercise Price, Ending Balance	$ 4.17	$ 4.24